CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,807,211)	$ (2,026,437)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	256,459	203,775
Provision for losses on accounts receivable	50,600	57,600
Provision (recovery) for inventory reserve	(32,000)	(26,800)
Stock-based compensation	18,367	195,545
(Increase) decrease in:
Short-term investments, restricted	(202)	(4,776)
Accounts receivable	(1,091,242)	(1,358,611)
Inventory	62,229	(760,836)
Unbilled revenue	(646,398)	0
Due from related party	55,837	243,902
Prepaid assets and other current assets	62,833	(290,130)
Other assets	(33,000)	(4,000)
Increase (decrease) in:
Accounts payable	1,187,036	338,796
Accrued expenses	331,632	80,459
Deferred revenue	(2,186)	127,523
Interest payable, related party	83,560	71,208
Due to related party	119,667	0
Net cash used in operating activities	(3,384,019)	(3,152,782)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(202,700)	(219,711)
Purchases of intangible assets	(397,950)	(164,296)
Cash paid for asset acquisition	(497,800)	0
Maturities of short-term investments	182,061	506,345
Net cash provided by (used in) investing activities	(916,389)	122,338
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments made on demand notes payable, related party	(37,500)	0
Proceeds from payments on receivable from shareholder	0	105,000
Proceeds from issuance of demand notes payable and line of credit, related party	1,650,000	300,000
Proceeds from sale of common stock, net of costs	5,966,805	680,000
Proceeds from exercise of stock options	3,000	0
Proceeds from issuance of senior convertible promissory note	3,000,000	0
Payments from debt issuance costs	(140,433)	0
Purchase of restricted stock	(350)	(337)
Proceeds from sale of subsidiary common stock	0	500,000
Net cash provided by financing activities	10,441,522	1,584,663
Net increase (decrease) in cash and cash equivalents	6,141,114	(1,445,781)
Cash and cash equivalents, beginning of the year	1,572,785	3,018,566
Cash and cash equivalents, end of the year	7,713,899	1,572,785
Supplemental disclosures of cash flows information:
Cash paid for interest	55,639	0
Non-cash investing and financing activities:
Conversion of accrued convertible debenture interest into common stock	11,280	6,100
Conversion of related party notes to common stock	90,967	100,000
Settlement of shareholder receivable	$ 0	$ 240,000